Related party transactions - Debt Arrangements and Deferred Consideration Receivable (Details) - USD ($) $ in Millions		1 Months Ended			12 Months Ended
	Jul. 21, 2014	Dec. 31, 2015	Mar. 31, 2014	Oct. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 19, 2015	Nov. 04, 2014	Mar. 21, 2014	Jan. 02, 2014	Dec. 13, 2013	May. 31, 2013
Related Party Transaction [Line Items]
Revenues related party					$ 119.0	$ 97.0	$ 2.0
Proceeds from disposal of investments in associated companies					0.0	373.0	0.0
Share in results from associated companies (net of tax)					$ 190.0	34.0	(223.0)
Shareholders' ownership percentage		24.20%			24.20%
Seadrill Partners LLC | Equity Method Investee | Vendor Financing Loan
Related Party Transaction [Line Items]
Loans receivable, related parties		$ 109.5			$ 109.5	109.5								$ 109.5
Seadrill Partners LLC | Revolving Credit Facility | Equity Method Investee
Related Party Transaction [Line Items]
Remaining borrowing capacity			$ 100.0	$ 300.0
Debt instrument term				5 years
Commitment fee (as a percent)				2.00%
Repayments of long-term lines of credit			125.9
Outstanding balance		0.0			0.0	0.0
Seadrill Partners LLC | LIBOR | Equity Method Investee | Vendor Financing Loan
Related Party Transaction [Line Items]
Loan receivable basis spread on variable rate														5.00%
Seadrill Partners LLC | LIBOR | Revolving Credit Facility | Equity Method Investee
Related Party Transaction [Line Items]
Description of variable rate basis				LIBOR
Basis spread on variable rate				5.00%
US$229.9 Million Notes Receivable | Seadrill Partners LLC | Equity Method Investee
Related Party Transaction [Line Items]
Receivable with imputed interest, net amount													$ 229.9
Receivable with Imputed Interest, face amount													$ 238.5
US$70 Million Notes Receivable | Seadrill Partners LLC | Equity Method Investee
Related Party Transaction [Line Items]
Receivable with imputed interest, net amount							$ 70.0
Receivable with Imputed Interest, face amount								$ 73.0
US$100 Million Notes Receivable | Seadrill Partners LLC | Equity Method Investee
Related Party Transaction [Line Items]
Receivable with imputed interest, net amount			100.0
Receivable with Imputed Interest, face amount			$ 103.7
Credit Facility $143 million, Charter Financing Loan | Vendor Financing Loan | Seadrill Partners LLC
Related Party Transaction [Line Items]
Due from related parties		$ 143.0			143.0	0.0
Interest rate on related party debt		0.56%
Due to related parties		$ 143.0			$ 143.0	0.0
Debt instrument, interest rate		0.56%			0.56%
Seadrill Capricorn Holdings LLC
Related Party Transaction [Line Items]
Ownership interest, percentage										49.00%	49.00%	49.00%
Seadrill Operating LP
Related Party Transaction [Line Items]
Ownership interest, percentage	42.00%								42.00%			70.00%
Equity method investment, percentage of investment sold	28.00%
Proceeds from disposal of investments in associated companies	$ 373.0
Share in results from associated companies (net of tax)	$ (88.0)
Performance Guarantee | Seadrill Partners LLC
Related Party Transaction [Line Items]
Guarantees		$ 370.0			$ 370.0	370.0
Financial Guarantee | Seadrill Partners LLC
Related Party Transaction [Line Items]
Guarantees		698.0			698.0	423.0
Custom Guarantee | Nigeria | Seadrill Partners LLC
Related Party Transaction [Line Items]
Guarantees		$ 86.0			$ 86.0	$ 92.0